Investments in Equity Affiliates (Narrative) (Details) (Yisheng [Member], USD $)	1 Months Ended
	Aug. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Yisheng [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest disposed	80.00%
Remaining interest in Yisheng	20.00%
Investment in affiliates		$ 0	$ 0	$ 255,281	$ 0